SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table summarizes supplemental cash flow information and non-cash activities:

	2020	2019
Net income taxes paid	$3,333	$616
Net Interest (received) paid	739	(202)
Discount fees paid (note 25 (d))	414	347
Non-cash property and equipment additions	—	485

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows:

	2020	2019
Cash and cash equivalents	$160,560	$71,164
Restricted cash	10,864	3,629
Assets held for sale	—	4,290
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$171,424	$79,083

As at December 31, 2020, $10,000 was held in escrow related to the divestiture of the Automotive Business and $100 is held in escrow related to certain vendor obligations. We collected $764 from trade receivables sold to CIBC under our Accounts Receivable Purchase Agreement which have not been remitted to CIBC as at December 31, 2020. See note 25(d). As at December 31, 2019, Assets held for sale included cash of $4,290. See note 5(c).